Value Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Value Fund’s objective, principal investment
     strategies and principal risks?

2

Who should consider buying the Value Fund?

4

How has the Value Fund performed?

5

What are the fees and expenses of the Value Fund?

7

Who manages the Value Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Value Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund may also invest, to a lesser degree, in preferred stocks, convertible securities, and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends.  The Fund then analyzes companies that appear to be undervalued.  Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price-to-earnings ratios, low price-to-cash flow ratios, low price-to-book value ratios, low price-to-sales ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders.  Other considerations may include analysis of the company’s balance sheet, competition within a company’s industry, barriers to entry and the potential for product substitution.

The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-cap companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued.  Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities.  When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase.  This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due.  In general, the price of a fixed income security will decline when the credit quality of its issuer declines.  Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Value Fund?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

■

Are seeking total return,

■

Are willing to accept a moderate degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Value Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries.  The Fund’s performance likely would have been different had it been following its current investment policies and investment strategies.

Value Fund

During the periods shown, the highest quarterly return was 14.77% (for the quarter ended March 31, 2000) and the lowest quarterly return was -16.41% (for the quarter ended September 30, 2002).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.66%	11.20%	3.15%
Return After Taxes on Distributions	-6.89%	10.95%	2.19%
Return After Taxes on Distributions and Sale of Fund Shares	-4.08%	9.67%	2.19%
Class B Shares
Return Before Taxes	-5.76%	11.47%	3.03%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

What are the fees and expenses of the Value Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment) Class A Shares Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.75% None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price) None* 4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)
Class A Shares	0.74%	0.30%	0.29%	1.33%
Class B Shares	0.74%	1.00%	0.29%	2.03%

(1) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$703	$972	$1,262	$2,084
Class B shares	$606	$937	$1,293	$2,179*
If you do not redeem your shares:
Class A shares	$703	$972	$1,262	$2,084
Class B shares	$206	$637	$1,093	$2,179*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Value Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.74% of the Fund’s average daily net assets, net of any applicable waiver.

Matthew S. Wright serves as Portfolio Manager of the Value Fund.  Mr. Wright also serves as a Portfolio Manager for certain other First Investors Funds and joined FIMCO in February 1996 as an Equity Analyst.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

VALUE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$4.26	$.08	$.73	$.81	$.08	—	$.08
2004	4.99	.07	.96	1.03	.07	—	.07
2005	5.95	.08	.65	.73	.07	—	.07
2006	6.61	.09	.78	.87	.08	—	.08
2007	7.40	.10	.74	.84	.10	—	.10
CLASS B
2003	$4.20	$.05	$.71	$.76	$.04	—	$.04
2004	4.92	.03	.95	.98	.03	—	.03
2005	5.87	.04	.63	.67	.03	—	.03
2006	6.51	.04	.76	.80	.03	—	.03
2007	7.28	.05	.72	.77	.04	—	.04

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)	Portfolio Turnover Rate (%)
CLASS A
$4.99	19.04	$126	1.67	1.69	N/A	N/A	92
5.95	20.57	185	1.48	1.21	N/A	N/A	11
6.61	12.31	267	1.43	1.31	N/A	N/A	17
7.40	13.22	337	1.40	1.29	N/A	N/A	15
8.14	11.36	414	1.33	1.34	N/A	N/A	8
CLASS B
$4.92	18.26	$19	2.37	.99	N/A	N/A	92
5.87	19.91	23	2.18	.51	N/A	N/A	11
6.51	11.43	27	2.13	.61	N/A	N/A	17
7.28	12.34	28	2.10	.59	N/A	N/A	15
8.01	10.64	27	2.03	.64	N/A	N/A	8

VALUE FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Total Return Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Total Return Fund’s objective, principal investment strategies and principal risks?

2

Who should consider buying the Total Return Fund?

4

How has the Total Return Fund performed?

5

What are the fees and expenses of the Total Return Fund?

7

Who manages the Total Return Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Total Return Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and cash equivalents.  On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell.  The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.  The Fund will normally diversify its stock holdings among stocks of large-, mid- and small-cap companies.

Once the target allocation for bonds has been set, the Fund selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.  The Fund will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgaged-backed securities.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Total Return Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.

Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  When interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Because the Fund invests in mortgage-backed securities, it is subject to prepayment and extension risk.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  The lowest rating category of investment grade debt securities may have speculative characteristics.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported solely by the credit of the issuing agency, instrumentality or corporation.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Allocation Risk:

The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Total Return Fund?

The Total Return Fund may be used as a core holding of an investment portfolio.  While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions.  It may be appropriate for you if you:

■

Are seeking total return,

■

Are willing to accept a moderate degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Total Return Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Total Return Fund

During the periods shown, the highest quarterly return was 12.99% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.56% (for the quarter ended September 30, 2001).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.31%	7.99%	4.42%
Return After Taxes on Distributions	-3.37%	7.34%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	-1.14%	6.52%	3.15%
Class B Shares
Return Before Taxes	-1.08%	8.22%	4.35%
Indices
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%
Merrill Lynch U.S. Corporate & Government Master Index (reflects no deduction for fees, expenses or taxes)**	7.27%	4.45%	6.03%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

** The Merrill Lynch U.S. Corporate & Government Master Index tracks the performance of U.S. dollar-denominated investment grade U.S. Government and corporate public debt issued in the U.S. domestic bond market, excluding collateralized products such as Mortgage Pass-Through and Asset Backed securities.

What are the fees and expenses of the Total Return Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment) Class A Shares Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.75% None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price) None* 4.00%**

* A CDSC  of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)
Class A Shares	0.74%	0.30%	0.29%	1.33%
Class B Shares	0.74%	1.00%	0.29%	2.03%

(1) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$703	$972	$1,262	$2,084
Class B shares	$606	$937	$1,293	$2,179*
If you do not redeem your shares:
Class A shares	$703	$972	$1,262	$2,084
Class B shares	$206	$637	$1,093	$2,179*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Total Return Fund?

First Investors Management Company, Inc. ("FIMCO" or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.74% of the Fund’s average daily net assets, net of any applicable waiver.

The Total Return Fund is managed by Edwin D. Miska and Clark D. Wagner.  They jointly decide what portion of the Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Miska is then primarily responsible for managing the Fund’s investments in stocks and Mr. Wagner is primarily responsible for managing the Fund’s investments in bonds and cash.  Mr. Miska, Director of Equities, also serves as the Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and joined FIMCO in 2002 as a Portfolio Manager.  Mr. Wagner, Director of Fixed Income, also serves as the Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

TOTAL RETURN FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$10.59	$.20	$1.44	$1.64	$.21	$—	$.21
2004	12.02	.20	.96	1.16	.20	—	.20
2005	12.98	.23	.97	1.20	.25	—	.25
2006	13.93	.23	.64	.87	.23	—	.23
2007	14.57	.29	1.40	1.69	.30	.10	.40
CLASS B
2003	$10.46	$.09	$1.44	$1.53	$.13	$—	$.13
2004	11.86	.12	.94	1.06	.12	—	.12
2005	12.80	.13	.95	1.08	.15	—	.15
2006	13.73	.13	.63	.76	.13	—	.13
2007	14.36	.14	1.42	1.56	.19	.10	.29

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)		Portfolio Turnover Rate (%)
CLASS A
$12.02	15.58	$177	1.52	1.72	1.77	1.47	80
12.98	9.65	231	1.44	1.60	1.65	1.39	41
13.93	9.25	281	1.40	1.69	1.57	1.52	52
14.57	6.24	312	1.38	1.63	1.44	1.57	57
15.86	11.68	355	1.33	2.05	N/A	N/A	40
CLASS B
$11.86	14.71	$28	2.22	1.02	2.47	.77	80
12.80	8.92	36	2.14	.90	2.35	.69	41
13.73	8.49	38	2.10	.99	2.27	.82	52
14.36	5.53	36	2.08	.93	2.14	.87	57
15.63	10.93	34	2.03	1.35	N/A	N/A	40

TOTAL RETURN FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Special Situations Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Special Situations Fund’s objective, principal investment strategies and principal risks?

2

Who should consider buying the Special Situations Fund?

4

How has the Special Situations Fund performed?

5

What are the fees and expenses of the Special Situations Fund?

7

Who manages the Special Situations Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Special Situations Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund primarily invests in common stocks of smaller companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  Although the Fund normally invests in stocks of smaller companies, the Fund may also invest in stocks of mid-size or large companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

In selecting stocks, the Fund relies on fundamental and quantitative analysis. It screens potential investments to identify those that meet the Fund’s definition of small-cap stocks and have attractive growth prospects due to some special situation.  It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small company stock, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.  The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Special Situations Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small Company Risk:

The market risk associated with small company stocks is greater than that associated with larger company stocks.  Small company stocks tend to experience sharper price fluctuations than larger company stocks, particularly during bear markets.  Small companies are often in the early stages of their development and dependent on a small number of products or services.  These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small companies often are not as broadly traded as those of larger companies and are often subject to wider price fluctuations.  As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Special Situations Fund?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio.  It may be appropriate for you if you:

■

Are seeking significant growth of capital,

■

Are willing to accept a high degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Special Situations Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Special Situations Fund

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-0.16%	14.30%	3.47%
Return After Taxes on Distributions	-1.19%	13.69%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	0.62%	12.24%	2.61%
Class B Shares
Return Before Taxes	1.16%	14.62%	3.37%
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)*	-1.57%	16.25%	7.08%
* The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market).

What are the fees and expenses of the Special Situations Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waiver (1)	Net Expenses (1,2)
Class A Shares	0.91%	0.30%	0.40%	1.61%	0.11%	1.50%
Class B Shares	0.91%	1.00%	0.40%	2.31%	0.11%	2.20%

(1) From October 1, 2006 to June 30, 2007, the Adviser waived Management Fees in excess of 0.75% for the Fund and from July 1, 2007 to September 30, 2007, the Adviser waived Management Fees in excess of 0.80%.  The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.80% for the fiscal year ending September 30, 2008.  The Board may change or eliminate this waiver at any time.  The Fund’s Net Expenses in the table above have been restated to reflect the fees shareholders would have paid had the current waiver been in effect for the Fund’s fiscal year ending September 30, 2007.

(2) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$719	$1,044	$1,391	$2,367
Class B shares	$623	$1,011	$1,425	$2,462*
If you do not redeem your shares:
Class A shares	$719	$1,044	$1,391	$2,367
Class B shares	$223	$711	$1,225	$2,462*

 * Assumes conversion to Class A shares eight years after purchase.

Who manages the Special Situations Fund?

First Investors Management Company, Inc. ("FIMCO" or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.76% of the Fund’s average daily net assets, net of any applicable waiver.

Paradigm Capital Management, Inc. (“Paradigm Capital Management”) serves as subadviser of the Special Situations Fund.  Paradigm Capital Management has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Paradigm Capital Management is located at Nine Elk Street, Albany, NY 12207.

Paradigm Capital Management is an investment management firm that provides investment services to high net worth individuals, pension and profit sharing plans, investment companies, and other institutions.  As of September 30, 2007, Paradigm Capital Management held investment management authority with respect to approximately $2.2 billion in assets.  Of that amount, Paradigm Capital Management acted as investment adviser or subadviser to 6 registered investment companies or series of such companies with net assets of approximately $613 million.

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Vice President, of Paradigm Capital Management, serve as Co-Portfolio Managers of the Special Situations Fund. Messrs. Vysorst and Ronovech also serve as Co-Portfolio Managers for another First Investors Fund. Mr. Vyorst joined Paradigm Capital Management in 2007 as a Portfolio Manager. He previously served as Managing Director and Portfolio Manager at William D. Witter Inc., LLC (2006–2007) and as Vice President at Allianz Private Client Services (2001–2005). Mr. Ronovech joined Paradigm Capital Management in 2000 as an equity analyst and has served as Portfolio Manager for Paradigm Funds Advisor LLC (affiliate of Paradigm Capital Management) since 2005.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory and Subadvisory Agreements are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

SPECIAL SITUATIONS FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$12.66	$(.17)	$3.14	$2.97	—	$—	$—
2004	15.63	(.18)	1.39	1.21	—	—	—
2005	16.84	(.12)	3.72	3.60	—	—	—
2006	20.44	.11	2.07	2.18	—	—	—
2007	22.62	(.06)	3.59	3.53	—	1.88	1.88
CLASS B
2003	$11.84	$(.25)	$2.93	$2.68	—	$—	$—
2004	14.52	(.30)	1.32	1.02	—	—	—
2005	15.54	(.26)	3.44	3.18	—	—	—
2006	18.72	(.26)	2.11	1.85	—	—	—
2007	20.57	(.22)	3.26	3.04	—	1.88	1.88

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Loss(%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Loss(%)		Portfolio Turnover Rate (%)
CLASS A
$15.63	23.46	$169	1.80	(1.26)	2.05	(1.51)	111
16.84	7.74	190	1.63	(1.08)	1.86	(1.31)	119
20.44	21.38	224	1.60	(.64)	1.82	(.86)	112
22.62	10.67	249	1.53	(.49)	1.73	(.69)	48
24.27	16.30	295	1.46	(.27)	1.61	(.42)	64
CLASS B
$14.52	22.63	$20	2.50	(1.96)	2.75	(2.21)	111
15.54	7.03	21	2.33	(1.78)	2.56	(2.01)	119
18.72	20.46	21	2.30	(1.34)	2.52	(1.56)	112
20.57	9.88	18	2.23	(1.19)	2.43	(1.39)	48
21.73	15.48	18	2.16	(.97)	2.31	(1.12)	64

SPECIAL SITUATIONS FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Select Growth Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Select Growth Fund’s objective, principal investment strategies and principal risks?

2

Who should consider buying the Select Growth Fund?

4

How has the Select Growth Fund performed?

5

What are the fees and expenses of the Select Growth Fund?

7

Who manages the Select Growth Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Select Growth Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.  The Fund is managed by an investment team.

When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of stocks that includes large-, mid-and small-size companies, Smith’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by Smith’s screening process.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Select Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles, with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with the stocks of large-size companies.  This is attributable to a number of factors, including the facts that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies and that the stocks of small-to-mid-size companies are also not as broadly traded as stocks of large companies.

Growth Stock Risk:

The Fund’s focus on growth stocks increases the potential volatility of its share price.  Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk:

Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.  The performance of any one of the Fund’s stocks could significantly impact the Fund’s performance.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Select Growth Fund?

The Select Growth Fund may be used as a core holding of an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

■

Are seeking growth of capital,

■

Are willing to accept a moderate degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Select Growth Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years (or the life of the Fund, if less) ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Select Growth Fund

During the period shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.58% (for the quarter ended September 30, 2001).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the  sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	5 Years	Life of Class*
Class A Shares
Return Before Taxes	5.99%	12.47%	0.47%
Return After Taxes on Distributions	3.17%	11.59%	-0.07%
Return After Taxes on Distributions and Sale of Fund Shares	6.29%	10.36%	0.07%
Class B Shares
Return Before Taxes	7.67%	12.77%	0.60%
Index
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)**	11.40%	12.42%	-1.48%

* Both Class A shares and Class B shares commenced operations on 10/25/00.  The average annual total returns shown are for the period of 10/25/00 to 12/31/07.

** The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

What are the fees and expenses of the Select Growth Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)
Class A Shares	0.75%	0.30%	0.42%	1.47%
Class B Shares	0.75%	1.00%	0.42%	2.17%

(1) The Fund has an expense offset arrangement that may reduce the Fund’s custodial fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$716	$1,013	$1,332	$2,231
Class B shares	$620	$979	$1,364	$2,326*
If you do not redeem your shares:
Class A shares	$716	$1,013	$1,332	$2,231
Class B shares	$220	$679	$1,164	$2,326*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Select Growth Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.75% of the Fund’s average daily net assets, net of any applicable waiver.

Smith serves as the investment subadviser of the Select Growth Fund.  Smith has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201.  Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  As of September 30, 2007, Smith held investment management authority with respect to approximately $6 billion in assets.  Of that amount, Smith acted as investment adviser or subadviser to 6 registered investment companies or series of such companies, with net assets of approximately $985 million.

The Select Growth Fund is managed by a team of investment professionals who have an equal role in managing the Fund, including the following: Stephen S. Smith, CFA, the Chief Executive Officer and Chief Investment Officer of Smith (1995 to present); John D. Brim, CFA, a Portfolio Manager of Smith (1998 to present); Royce W. Medlin, CFA, a Portfolio Manager of Smith, who joined Smith in 2006 and prior thereto was President and Portfolio Manager of Belmont Wealth Management (2002-2005); John D. Ingle, Jr., a Portfolio Manager of Smith, who joined Smith in 2004 and prior thereto was Vice President and Senior Portfolio Manager at Bank of Texas (2002-2004); and Ms. A. Michelle Pryor, CFA, a Portfolio Manager of Smith (1998 to present).  The same team of investment professionals also manage another First Investors Fund.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.  Descriptions of the factors considered by the Board of Trustees in approving the Subadvisory Agreement for the Fund are available in the Fund’s Semi-Annual Report to shareholders for the six months ending March 31, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Funds, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Funds for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report , along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

SELECT GROWTH FUND*

Per Share Data
Net Asset Value at Beginning of Period		Income from Investment Operations Net Net Realized Total from Investment and Investment Loss Unrealized Operations Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$5.33	$(.06)	$1.48	$1.42	—	$—	$—
2004	6.75	(.07)	1.12	1.05	—	—	—
2005	7.80	(.05)	1.07	1.02	—	—	—
2006	8.82	(.06)	.50	.44	—	—	—
2007	9.26	(.04)	1.75	1.71	—	.76	.76
CLASS B
2003	$5.26	$(.09)	$1.44	$1.35	—	$—	$—
2004	6.61	(.12)	1.10	.98	—	—	—
2005	7.59	(.11)	1.04	.93	—	—	—
2006	8.52	(.12)	.49	.37	—	—	—
2007	8.89	(.11)	1.68	1.57	—	.76	.76

*	Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund.
**	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return** (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Loss (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Loss (%)		Portfolio Turnover Rate (%)
CLASS A
$6.75	26.64	$77	1.94	(1.15)	1.96	(1.17)	126
7.80	15.56	130	1.68	(1.12)	N/A	N/A	75
8.82	13.08	169	1.58	(.66)	N/A	N/A	91
9.26	4.99	195	1.53	(.65)	N/A	N/A	107
10.21	19.81	243	1.47	(.46)	N/A	N/A	169
CLASS B
$6.61	25.67	$14	2.64	(1.85)	2.66	(1.87)	126
7.59	14.83	20	2.38	(1.82)	N/A	N/A	75
8.52	12.25	23	2.28	(1.36)	N/A	N/A	91
8.89	4.34	23	2.23	(1.35)	N/A	N/A	107
9.70	19.00	25	2.17	(1.16)	N/A	N/A	169

SELECT GROWTH FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Opportunity Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Opportunity Fund’s objective, principal investment strategies and principal risks?

2

Who should consider buying the Opportunity Fund?

4

How has the Opportunity Fund performed?

5

What are the fees and expenses of the Opportunity Fund?

7

Who manages the Opportunity Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Opportunity Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Opportunity Fund invests primarily in mid-cap stocks.  The Fund defines mid-cap stocks as stocks of issuers with market capitalizations between $500 million and the upper limit of the mid-cap stock definition used by Lipper, Inc. (“Lipper”) in classifying mutual funds.  As of September 30, 2007, the Lipper mid-cap ceiling was $16.7 billion.  The market capitalizations of companies considered by the Fund to be mid-cap will change with market conditions.

Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate.  The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Opportunity Fund?

The Opportunity Fund is most appropriately used to add diversification to an investment portfolio.  It may be appropriate for you if you:

■

Are seeking significant growth of capital,

■

Are willing to accept higher than average investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Opportunity Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Prior to January 31, 2008, the Fund was known as the Mid-Cap Opportunity Fund.

Opportunity Fund

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.36% (for the quarter ended September 30, 2001).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-1.08%	13.70%	7.93%
Return After Taxes on Distributions	-2.63%	13.09%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares	0.91%	11.69%	6.67%
Class B Shares
Return Before Taxes	0.18%	14.03%	7.81%
Index
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)*	7.98%	16.19%	11.19%
* The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure the performance of the mid-range sector of the U.S. stock market.

What are the fees and expenses of the Opportunity Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment) Class A Shares Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.75% None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price) None* 4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)
Class A Shares	0.74%	0.30%	0.34%	1.38%
Class B Shares	0.74%	1.00%	0.34%	2.08%

(1)  The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$707	$987	$1,287	$2,137
Class B shares	$611	$952	$1,319	$2,231*
If you do not redeem your shares:
Class A shares	$707	$987	$1,287	$2,137
Class B shares	$211	$652	$1,119	$2,231*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Opportunity Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.74% of the Fund’s average daily net assets, net of any applicable waiver.

Edwin D. Miska, Director of Equities, serves as Co-Portfolio Manager of the Opportunity Fund.  Mr. Miska also serves as the Portfolio Manager for certain other First Investors Funds and joined FIMCO in 2002 as a Portfolio Manager.

Steven S. Hill serves as Co-Portfolio Manager of the Opportunity Fund.  Mr. Hill joined FIMCO in 2002 as an equity analyst.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.A dividend or other distributions declared on a class of shares will be paid in additional sha res of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report , along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

OPPORTUNITY FUND*

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$15.78	$(.12)	$3.52	$3.40	—	$—	$—
2004	19.18	(.09)	3.62	3.53	—	—	—
2005	22.71	(.09)	5.62	5.53	—	—	—
2006	28.24	(.09)	.77	.68	—	.78	.78
2007	28.14	.16	4.35	4.51	—	1.33	1.33
CLASS B
2003	$14.87	$(.23)	$3.31	$3.08	—	$—	$—
2004	17.95	(.23)	3.38	3.15	—	—	—
2005	21.10	(.26)	5.22	4.96	—	—	—
2006	26.06	(.29)	.73	.44	—	.78	.78
2007	25.72	(.05)	3.97	3.92	—	1.33	1.33

*	Prior to January 31, 2008, the Fund was known as the Mid-Cap Opportunity Fund.
**	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return** (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (Loss) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Loss (%)		Portfolio Turnover Rate (%)
CLASS A
$19.18	21.55	$192	1.73	(.80)	1.97	(1.04)	37
22.71	18.41	277	1.56	(.46)	1.73	(.63)	40
28.24	24.35	410	1.48	(.39)	1.61	(.52)	43
28.14	2.58	435	1.44	(.33)	1.47	(.36)	55
31.32	16.57	481	1.38	.52	N/A	N/A	50
CLASS B
$17.95	20.71	$35	2.43	(1.50)	2.67	(1.74)	37
21.10	17.55	46	2.26	(1.16)	2.43	(1.33)	40
26.06	23.51	57	2.18	(1.09)	2.31	(1.22)	43
25.72	1.85	51	2.14	(1.03)	2.17	(1.06)	55
28.31	15.80	50	2.08	(.18)	N/A	N/A	50

OPPORTUNITY FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

International Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the International Fund’s objective, principal investment strategies and principal risks?

2

Who should consider buying the International Fund?

5

How has the International Fund performed?

6

What are the fees and expenses of the International Fund?

8

Who manages the International Fund?

9

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

10

How do I buy shares?

11

What are the sales charges?

12

Are sales charge discounts available?

13

How do I sell shares?

15

What if my account falls below the minimum account requirement?

16

Can I exchange my shares for the shares of other First Investors Funds?

16

What are the Fund’s policies on frequent trading in the shares of the Fund?

16

What are the risks of frequent trading in the shares of the Fund?

17

ACCOUNT POLICIES

What about dividends and capital gain distributions?

18

What about taxes?

18

Other account privileges and policies

19

FINANCIAL HIGHLIGHTS

20

FUND DESCRIPTION

What are the International Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund primarily seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  Normally, the Fund holds securities of approximately 40-60 different issuers or companies in various business sectors in a number of different foreign countries.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund may invest significantly in emerging or developing markets such as Taiwan, Malaysia, Indonesia and Brazil.  The Fund may also invest in shares of closed-end investment companies that invest in securities that are consistent with the Fund’s investment objective and investment policies.

The Fund may invest in derivatives, such as futures on foreign securities or indices, for hedging purposes or to establish exposure to a foreign market.  The Fund may also invest in foreign forward currency exchange contracts or foreign currency exchange transactions in order to hedge against changes in the value of foreign currencies and to effect securities transactions.

The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach.  The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.

The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser’s investment process also considers a company’s intrinsic value relative to its earnings power and market price.  The subadviser believes that investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment.  In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the International Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Emerging Markets Risk:

The risks of foreign investing are heightened when investing in emerging or developing markets.  Additionally, the economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Small-Size and Mid-Size Company Risk:

The market risk associated with the securities of small- and mid-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  The additional volatility associated with small-to-mid-size companies is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Stocks of small-to-mid-size companies are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell securities of small-to-mid-size companies at reasonable prices.

Limited Holdings Risk:

The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a fund that invests in substantially more companies.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund may therefore entail greater risks.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the manager’s expectations.  This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Derivatives Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

Foreign Currency Exchange Transactions and Foreign Forward Currency Contracts Risk:

These transactions involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.  For example, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the International Fund?

The International Fund is most appropriately used to add diversification to an investment portfolio.  It may be appropriate for you if you:

■

Are seeking capital growth,

■

Want exposure to investments in foreign companies,

■

Are willing to accept a high degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the International Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total return of the Fund’s Class A shares for the past calendar year ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

International Fund

During the periods shown, the highest quarterly return was 9.00% (for the quarter ended December 31, 2006), and the lowest quarterly return was 2.59% (for the quarter ended March 31, 2007).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	Life of Class*
Class A Shares
Return Before Taxes	11.18%	18.85%
Return After Taxes on Distributions	10.72%	18.35%
Return After Taxes on Distributions and Sale of Fund Shares	7.71%	15.73%
Class B Shares
Return Before Taxes	13.18%	20.36%
Index
Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or certain taxes)**	11.17%	20.96%

* Both Class A shares and Class B shares commenced operations on 6/27/06.  The average annual total returns shown are for the period of 6/27/06 to 12/31/07.

** Morgan Stanley Capital International EAFE Index (Net) is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada.  The index is calculated on a total-return basis with net dividends reinvested after deduction of foreign withholding taxes.  The index is unmanaged and not available for direct investment.

What are the fees and expenses of the International Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)	Fee Reimbursement (1)	Net Expenses
Class A Shares	0.98%	0.30%	1.07%	2.35%	0.15%	2.50%
Class B Shares	0.98%	1.00%	1.07%	3.05%	0.15%	3.20%

(1)   The Adviser agreed to reimburse the Fund for organizational expenses and other expenses incurred during the fiscal year ended September 30, 2006, to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses to 2.50% of average daily net assets for Class A shares and 3.20% of average daily net assets for Class B shares.  The Adviser and the Fund further agreed that any expenses of the Fund assumed by the Adviser would be repaid to the Adviser by the Fund within three fiscal years of September 30, 2006, if Total Annual Fund Operating Expenses of the Fund do not exceed 2.50% of the average daily net assets for Class A shares and 3.20% of the average daily net assets for Class B shares.  As of October 12, 2007 the Fund reimbursed the Adviser the total expenses assumed by the Adviser during the fiscal year ended September 30, 2006.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$814	$1,280	$1,771	$3,117
Class B shares	$723	$1,256	$1,814	$3,212*
If you do not redeem your shares:
Class A shares	$814	$1,280	$1,771	$3,117
Class B shares	$323	$956	$1,614	$3,212*

* Assumes conversion to Class A Shares eight years after purchase.

Who manages the International Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion. FIMCO supervises all aspects of the International Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO  received advisory fees of 0.98% of the Fund’s average daily net assets, net of any applicable waiver.

Vontobel Asset Management, Inc. (formerly named Vontobel USA Inc.) (“Vontobel”), serves as the investment subadviser of the International Fund.  Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Vontobel is located at 1540  Broadway, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland.  Vontobel acts as the subadviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel.

Vontobel has provided investment advisory services to mutual fund clients since 1990.  As of September 30, 2007, Vontobel managed approximately $8.2 billion.  Of that amount, Vontobel acted as investment adviser or subadviser to 4 registered investment companies or series of such companies with net assets of approximately $1.8 billion.

Rajiv Jain, Senior Vice President and Managing Director of Vontobel, has served as Portfolio Manager of the Fund since 2006 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Jain joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory and Subadvisory Agreements are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which  permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  I n such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Funds, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Funds for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs m ay also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).   It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g. Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

INTERNATIONAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A

2006*	$10.00	$—	$.71	$.71	$—	—	$—
2007	10.71	.08	2.46	2.54	.07	—	.07

CLASS B

2006*	$10.00	$(.01)	$.71	$.70	$—	—	$—
2007	10.70	—	2.44	2.44	.07	—	.07

*	For the period June 27, 2006 (commencement of operations) to September 30, 2006.
**	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	Annualized

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return** (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (Loss) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (Loss) (%)		Portfolio Turnover Rate (%)
CLASS A

$10.71	7.10	$19	2.35††	.15††	5.65††	(3.15)††	9
13.18	23.84	96	2.50	(.05)	2.35	.10	67

CLASS B

$10.70	7.00	$1	3.05††	(.55)††	6.35††	(3.85)††	9
13.07	22.93	4	3.20	(.75)	3.05	(.60)	67

INTERNATIONAL FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional
Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.

To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Global Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Global Fund’s objectives, principal investment
     strategies and principal risks?

2

Who should consider buying the Global Fund?

4

How has the Global Fund performed?

5

What are the fees and expenses of the Global Fund?

7

Who manages the Global Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

10

How do I buy shares?

11

What are the sales charges?

12

Are sales charge discounts available?

13

How do I sell shares?

15

What if my account falls below the minimum account requirement?

16

Can I exchange my shares for the shares of other First Investors Funds?

16

What are the Fund’s policies on frequent trading in the shares of the Fund?

16

What are the risks of frequent trading in the shares of the Fund?

17

ACCOUNT POLICIES

What about dividends and capital gain distributions?

18

What about taxes?

18

Other account privileges and policies

19

FINANCIAL HIGHLIGHTS

20

FUND DESCRIPTION

What are the Global Fund’s objectives, principal investment strategies and principal risks?

Objectives:

The Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world.  While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization).  The Fund may also invest in smaller companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets.  The Fund primarily invests in securities that trade in larger or more established markets but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments.  Security selection is based on any one or more of the following characteristics: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; quality management; or improving local market and/or industry outlook.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins.  In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.  The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness.  A stock may be sold if in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook.

The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objectives.  The Fund may also choose not to take defensive positions.  The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Global Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.

Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital.  Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap to mid-cap stocks is greater than that associated with larger-cap stocks because small-to-mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets.  Small-to-mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable and their share prices more volatile.  These companies are also more likely to have limited markets or financial resources or to depend on a small, inexperienced management group.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Global Fund?

The Global Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

■

Are seeking significant growth of capital,

■

Want exposure to investments in both U.S. and foreign companies,

■

Are willing to accept a moderate degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Global Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Global Fund

During the periods shown, the highest quarterly return was 20.13% (for the quarter ended December 31, 1999) and the lowest quarterly return was -19.27% (for the quarter ended September 30, 2002).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	9.95%	15.16%	6.12%
Return After Taxes on Distributions	6.87%	13.98%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares	8.31%	12.55%	2.75%
Class B Shares
Return Before Taxes	11.98%	15.55%	5.95%
Index
Morgan Stanley All Country World Free Index (reflects no deduction for fees, expenses or taxes)*	12.18%	18.80%	7.94%

*  Morgan Stanley All Country World Free Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia, Middle East and the Far East.  The index consists of approximately 85% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes that cannot be freely purchased by foreigners.

What are the fees and expenses of the Global Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment) Class A Shares Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.75% None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price) None* 4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver (1)	Net Expenses (1)
Class A Shares	0.98%	0.30%	0.42%	1.70%	0.03%	1.67%
Class B Shares	0.98%	1.00%	0.42%	2.40%	0.03%	2.37%

(1)  The Adviser contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.95% for Class A and Class B shares as of July 1, 2007.  The Adviser has contractually agreed with the Fund’s Board to waive Management Fees in excess of 0.95% for the fiscal year ending September 30, 2008.  The Board may change or eliminate this waiver at any time.  The Fund’s Net Expenses in the table above have been restated to reflect the fees shareholders would have paid had the waiver been in effect for the Fund’s fiscal year ending September 30, 2007.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$735	$1,077	$1,442	$2,466
Class B shares	$640	$1,046	$1,478	$2,561*
If you do not redeem your shares:
Class A shares	$735	$1,077	$1,442	$2,466
Class B shares	$240	$746	$1,278	$2,561*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Global Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.97% of the Fund’s average daily net assets, net of any applicable waiver.

Wellington Management Company, LLP (“Wellington Management”) serves as the investment subadviser of the Global Fund.  Wellington Management has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA  02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $607 billion of assets.  Of that amount, Wellington Management acted as investment adviser or subadviser to approximately 177 registered investment companies or series of such companies, with net assets of approximately $296.8 billion.

The Global Fund is managed by a team of investment professionals.  Nicolas M. Choumenkovitch, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has been the Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  In addition, Mr. Choumenkovitch determines the allocation of the Fund’s assets between US and Non-US equities.  Matthew E. Megargel, CFA,  Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1983.  Mr. Megargel has served as a Portfolio Manager for the US equity portion of the Fund since 2000.  Jeffrey L. Kripke,  Vice President an d Equity Portfolio Manager of Wellington Management,  joined Wellington Management as an investment professional in 2001.  Mr. Kripke has served as a Portfolio Manager for the US equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the US equity portion of the Fund since 2001.  Francis J. Boggan, CFA,  Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001. Mr. Boggan has served as a Portfolio Manager for the US equity portion of the Fund since 2006.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory and Subadvisory Agreements are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received  an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.   You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge.  Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

GLOBAL FUND

Per Share Data
Net Asset Value at Beginning of Period		Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$4.24	$(.01)	$.93	$.92	$—	$—	$—
2004	5.16	(.01)	.78	.77	—	—	—
2005	5.93	—	1.13	1.13	—	—	—
2006	7.06	.01	.71	.72	.02	—	.02
2007	7.76	—	1.87	1.87	.05	.76	.81
CLASS B
2003	$4.00	$(.04)	$.88	$.84	$—	$—	$—
2004	4.84	(.05)	.73	.68	—	—	—
2005	5.52	(.04)	1.04	1.00	—	—	—
2006	6.52	(.05)	.67	.62	—	—	—
2007	7.14	(.16)	1.81	1.65	.05	.76	.81

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (Loss) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Loss (%)		Portfolio Turnover Rate (%)
CLASS A
$5.16	21.70	$192	1.98	(.19)	N/A	N/A	112
5.93	14.92	209	1.86	(.13)	N/A	N/A	105
7.06	19.06	239	1.78	.05	N/A	N/A	104
7.76	10.15	260	1.77	.14	N/A	N/A	105
8.82	26.43	323	1.70	(.07)	1.70	(.07)	134
CLASS B
$4.84	21.00	$15	2.68	(.89)	N/A	N/A	112
5.52	14.05	15	2.56	(.83)	N/A	N/A	105
6.52	18.12	14	2.48	(.65)	N/A	N/A	104
7.14	9.51	14	2.47	(.56)	N/A	N/A	105
7.98	25.57	14	2.40	(.77)	2.40	(.77)	134

Global Fund

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI, and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Growth & Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DECRIPTION

What are the Growth & Income Fund’s objectives, principal investment strategies and principal risks?

2

Who should consider buying the Growth & Income Fund?

4

How has the Growth & Income Fund performed?

5

What are the fees and expenses of the Growth & Income Fund?

7

Who manages the Growth & Income Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Growth & Income Fund’s objectives, principal investment strategies and principal risks?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund seeks to invest in common stocks of companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it may pursue its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential (“growth stocks”) and preferred stocks, convertible securities, bonds and other fixed income securities.

The Fund will normally diversify its stock holdings among stocks of large-, mid-, and small-cap companies.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objectives.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks.  Growth stocks are typically more volatile than the general market.  Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market.  If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, convertible securities, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them.  When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase.  This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due.  In general, the price of a fixed income security will decline when the credit quality of its issuer declines.  Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The income received by the Fund will also fluctuate with market conditions.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Growth & Income Fund?

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

■

Are primarily seeking growth of capital,

■

Are willing to accept a moderate degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund’s income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay dividends.  The Fund is therefore not designed for investors who need an assured level of current income.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Growth & Income Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Growth & Income Fund

During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -16.45% (for the quarter ended September 30, 2002).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.47%	11.11%	4.97%
Return After Taxes on Distributions	-3.90%	10.89%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	-2.02%	9.60%	4.07%
Class B Shares
Return Before Taxes	-2.30%	11.37%	4.86%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

What are the fees and expenses of the Growth & Income Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment) Class A Shares Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.75% None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price) None* 4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)
Class A Shares	0.72%	0.30%	0.30%	1.32%
Class B Shares	0.72%	1.00%	0.30%	2.02%

(1) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$702	$969	$1,257	$2,074
Class B shares	$605	$934	$1,288	$2,168*
If you do not redeem your shares:
Class A shares	$702	$969	$1,257	$2,074
Class B shares	$205	$634	$1,088	$2,168*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Growth & Income Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion. FIMCO supervises all aspects of the Fund’s operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.72% of the Fund’s average daily net assets, net of any applicable waiver.

Edwin D. Miska, Director of Equities, serves as the Portfolio Manager of the Growth & Income Fund.  He also serves as a Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and joined FIMCO in 2002 as a Portfolio Manager.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called “net asset value” or “NAV” per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day’s NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day’s offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day’s offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for  the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund’s assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund’s fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund’s shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report , along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

GROWTH & INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$8.83	$.04	$1.85	$1.89	$.04	$—	$.04
2004	10.68	.06	1.43	1.49	.03	—	.03
2005	12.14	.09	1.54	1.63	.10	—	.10
2006	13.67	.05	1.05	1.10	.05	—	.05
2007	14.72	.08	2.37	2.45	.07	.24	.31
CLASS B
2003	$8.51	$(.03)	$1.78	$1.75	$—	$—	$—
2004	10.26	(.03)	1.39	1.36	—	—	—
2005	11.62	(.04)	1.51	1.47	.03	—	.03
2006	13.06	(.12)	1.07	.95	—	—	—
2007	14.01	(.13)	2.35	2.22	—	.24	.24

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (Loss) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (%)	Portfolio Turnover Rate (%)
CLASS A
$10.68	21.49	$400	1.52	.44	N/A	N/A	70
12.14	13.95	499	1.42	.53	N/A	N/A	32
13.67	13.43	597	1.38	.72	N/A	N/A	42
14.72	8.06	671	1.37	.35	N/A	N/A	34
16.86	16.78	808	1.32	.54	N/A	N/A	23
CLASS B
$10.26	20.56	$76	2.22	(.26)	N/A	N/A	70
11.62	13.26	83	2.12	(.17)	N/A	N/A	32
13.06	12.65	82	2.08	.02	N/A	N/A	42
14.01	7.28	72	2.07	(.35)	N/A	N/A	34
15.99	15.98	67	2.02	(.16)	N/A	N/A	23

Growth & Income Fund

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)

Blue Chip Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

IS JANUARY 31, 2008

CONTENTS

FUND DESCRIPTION

What are the Blue Chip Fund’s objective, principal investment strategies and principal risks?

2

Who should consider buying the Blue Chip Fund?

4

How has the Blue Chip Fund performed?

5

What are the fees and expenses of the Blue Chip Fund?

7

Who manages the Blue Chip Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

10

What are the sales charges?

11

Are sales charge discounts available?

12

How do I sell shares?

14

What if my account falls below the minimum account requirement?

15

Can I exchange my shares for the shares of other First Investors Funds?

15

What are the Fund’s policies on frequent trading in the shares of the Fund?

15

What are the risks of frequent trading in the shares of the Fund?

16

ACCOUNT POLICIES

What about dividends and capital gain distributions?

17

What about taxes?

17

Other account privileges and policies

18

FINANCIAL HIGHLIGHTS

19

FUND DESCRIPTION

What are the Blue Chip Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high total investment return.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of “Blue Chip” companies.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund defines “Blue Chip” companies as large, well-established companies that have market capitalizations of greater than $5 billion.  While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.  The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.

The Fund uses fundamental research to select stocks of companies that it believes have attractive valuations and growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company’s balance sheet, its record of earnings growth and its competitive position.  The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value.  Moreover, Blue Chip stocks include stocks of companies that may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions.  The Fund’s performance could be adversely affected if these industry sectors perform worse than expected.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks.  The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations.  At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Blue Chip Fund?

The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

■

Are seeking growth of capital,

■

Are willing to accept a moderate degree of investment risk, and

■

Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include not only stock funds but also bond and money market funds.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Blue Chip Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Blue Chip Fund

During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -18.14% (for the quarter ended September 30, 2001).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.18%	8.99%	2.40%
Return After Taxes on Distributions	-2.29%	8.93%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	-1.29%	7.79%	1.89%
Class B Shares
Return Before Taxes	-0.99%	9.23%	2.27%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	5.49%	12.82%	5.91%

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

What are the fees and expenses of the Blue Chip Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment) Class A Shares Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.75% None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price) None* 4.00%**

* A CDSC  of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (1)	Total Annual Fund Operating Expenses (1)
Class A Shares	0.74%	0.30%	0.35%	1.39%
Class B Shares	0.74%	1.00%	0.35%	2.09%

(1) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$708	$990	$1,292	$2,148
Class B shares	$612	$955	$1,324	$2,242*
If you do not redeem your shares:
Class A shares	$708	$990	$1,292	$2,148
Class B shares	$212	$655	$1,124	$2,242*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Blue Chip Fund?

First Investors Management Company, Inc. ("FIMCO" or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.67 billion.  FIMCO supervises all aspects of the Fund's operations.  For the fiscal year ended September 30, 2007, FIMCO received advisory fees of 0.74% of the Fund’s average daily net assets, net of any applicable waiver.

Matthew S. Wright serves as Portfolio Manager of the Blue Chip Fund.  Mr. Wright also serves as a Portfolio Manager for certain other First Investors Funds and joined FIMCO in February 1996 as an Equity Analyst.

Constance Unger serves as the Assistant Portfolio Manager of the Blue Chip Fund and also serves as an Assistant Portfolio Manager for another First Investors Fund. Ms. Unger joined FIMCO in 2005 as an equity analyst. Prior to joining FIMCO, Ms. Unger was a Senior Portfolio Manager and Equity Analyst at Evergreen Investment Management Corp. (1998-2002).

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory Agreement are available in the Fund’s Annual Report to shareholders for fiscal year ending September 30, 2007.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Fund, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Fund for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative").  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, a ny applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from r etirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1,Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redem ptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provide us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis.  The Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund's fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

 A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on “qualified dividend income” distributed by the Fund.  Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b),457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account.  The Fund currently pays this fee.  If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds.  The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on January 27, 2006.  The Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

BLUE CHIP FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations Net Net Realized Total from Investment and Investment Income Unrealized Operations (Loss) Gain on Investments			Less Distributions from Net Net Realized Total Investment Gain Distributions Income
CLASS A
2003	$14.56	$—	$2.58	$2.58	$—	—	$—
2004	17.14	.01	1.54	1.55	—	—	—
2005	18.69	.10	1.91	2.01	.10	—	.10
2006	20.60	.10	1.82	1.92	.07	—	.07
2007	22.45	.15	3.17	3.32	.13	—	.13
CLASS B
2003	$13.91	$(.11)	$2.46	$2.35	$—	—	$—
2004	16.26	(.13)	1.48	1.35	—	—	—
2005	17.61	.09	1.67	1.76	.07	—	.07
2006	19.30	(.08)	1.72	1.64	—	—	—
2007	20.94	(.06)	3.00	2.94	—	—	—

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Period	Total Return* (%)	Net Assets at End of Period (in Millions)	Ratio to Average Net Assets† Expenses Net (%) Investment Income (Loss) (%)		Ratio to Average Net Assets Before Expenses Waived or Assumed Expenses Net (%) Investment Income (Loss) (%)		Portfolio Turnover Rate (%)
CLASS A
$17.14	17.72	$383	1.56	—	1.68	(.12)	111
18.69	9.04	414	1.47	.03	1.58	(.08)	94
20.60	10.76	421	1.45	.54	1.56	.43	55
22.45	9.31	438	1.46	.47	1.50	.43	6
25.64	14.81	526	1.39	.65	N/A	N/A	3
CLASS B
$16.26	16.90	$62	2.26	(.70)	2.38	(.82)	111
17.61	8.30	61	2.17	(.67)	2.28	(.78)	94
19.30	9.98	52	2.15	(.16)	2.26	(.27)	55
20.94	8.50	44	2.16	(.23)	2.20	(.27)	6
23.88	14.04	46	2.09	(.05)	N/A	N/A	3

BLUE CHIP FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ  08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-6618)